Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks	3,378	3,272
PoS technology platform	9,137	9,137
Customer relationships	473	459
Website	88	86
Total cost	13,076	12,954
Less: accumulated amortization	(1,101)	(2,220)
Intangible assets, net	11,975	10,734